Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Summary Of Significant Accounting Policies 1	$ 1,041,000
Summary Of Significant Accounting Policies 2	981,000
Summary Of Significant Accounting Policies 3	358,000
Summary Of Significant Accounting Policies 4	2,808,000
Summary Of Significant Accounting Policies 5	0
Summary Of Significant Accounting Policies 6	0
Summary Of Significant Accounting Policies 7	$ 108,000
Summary Of Significant Accounting Policies 8	50.00%